Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade and other payables

21 Trade and other payables

Accounting policy

Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

	2020	2019
	£m	£m
Trade payables	154	173
Accruals	634	684
Social security and other taxes	174	129
Other payables	352	422
Deferred income	1,946	2,071
Total	3,260	3,479

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.

Materially all of the opening deferred income balance has been recognised in the reporting period.